ACCOUNTING POLICIES AND ESTIMATES (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($) Number	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Plant and equipment costs	$ 357,009	$ 356,108
Allowance for doubtful debts		$ 0	$ 0
Qpagos Corporation [Member]
Percentage of ownership interest	100.00%	100.00%
QPAGOS Corporation - Parent Company [Member]
Number of reportable segment | Number	1
Cash FDIC uninsured amount				$ 531,238
Plant and equipment costs				$ 382,987
Amortized period of intangible assets	5 years
QPAGOS Corporation - Parent Company [Member] | Minimum [Member]
Plant and equipment costs	$ 1,000
Qpagos, S.A. P.I de C.V [Member]
Percentage of ownership interest	99.996%	99.996%
Redpag Electronicos, S.A. P.I. de C.V [Member]
Percentage of ownership interest	99.99%	99.99%